Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (3,809,700)	$ (1,399,213)	$ (3,793,585)	$ (23,753,863)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Stock based compensation	2,954,279	59,599	58,536	9,750,511
Finance charges				6,807,702
Synthetic ATM commitment fee				500,000
Loss from change in fair value of common stock make-whole obligation	197,930			272,011
Change in fair value of investment in equity securities	(10,755)	54,658	(18,556)	322,134
Change in fair value of SAFE notes		107,900	212,200	955,000
Change in fair value of warrant liability	(1,699,177)			511,342
Change in fair value of convertible notes				471,400
Change in fair value of sponsor earnout shares	(528,000)			(4,076,200)
Depreciation expense	764	185	6	1,823
SAFE notes issuance costs			466,302
Changes in operating assets and liabilities:
Prepaid expenses and other assets	88,934	(120,172)	(426,497)	(47,999)
Accounts payable	290,879	337,262	310,281	(3,389,540)
Accrued liabilities and other current liabilities	(360,341)	25,101	208,107	1,955,965
Net cash used in operating activities	(2,875,187)	(934,680)	(2,983,206)	(9,719,714)
Cash flows from investing activities:
Capital project costs	(959,644)			(1,010,180)
Land acquisition cost	(688)		(100,000)	(1,623,946)
Investment in equity securities			(200,000)	(1,600,000)
Investment in other long-term assets				(50,000)
Purchase of property and equipment		(3,131)	(1,974)	(15,237)
Promissory notes issued				(492,000)
Net cash used in investing activities	(960,332)	(3,131)	(301,974)	(4,791,363)
Cash flows from financing activities:
Proceeds from issuance of common stock	16,414		87	260,927
Payment of equity issuance costs				(32,601)
Proceeds from early exercise of stock option awards			14,850
Proceeds from investor for issuance of SAFE notes		200,000	5,000,000	200,000
Proceeds from issuance of notes payable to related parties			1,000,000	2,000,000
Repayment of notes payable to related parties			(1,000,000)
Proceeds from exercise of warrants				1,561,655
Proceeds from issuance of convertible notes				2,100,000
Deferred transaction costs paid	(25,000)	(115,788)	(95,900)	(4,167,323)
Payment of issuance costs for SAFE notes to related parties			(435,000)
Proceeds from short-term loan			80,800	2,060,000
Repayment of short-term loan from related parties	(2,000,000)
Repayment of short-term loan	(1,677,914)	(23,824)	(7,833)	(324,415)
Proceeds from advance received from PIPE investors	125,000			425,000
Proceeds from public offering	5,750,400
Proceeds from warrant inducement exercises	2,971,040
Transaction costs associated with public offering and warrant inducement	(648,860)
Proceeds from of business combination and issuance of PIPE shares				11,639,088
Repayment of sponsor promissory notes				(1,562,834)
Repurchase of unvested shares		(6,003)		(7,670)
Net cash provided by financing activities	4,511,080	54,385	4,557,004	14,151,827
Net (decrease)/ increase in cash	675,561	(883,426)	1,271,824	(359,250)
Cash at the beginning of the period	912,574	1,271,824		1,271,824
Cash at the end of the period	1,588,135	388,398	1,271,824	912,574
Supplemental disclosure for cash flow information:
Interest paid	141,718	1,342	7,667	16,055
Taxes paid				3,173
Supplemental disclosure of non-cash investing and financing activities:
Unpaid deferred transaction costs		735,427	909,209	3,354,121
Unpaid amount for repurchase of unvested shares	1,593		6,003
Conversion of legacy SAFE notes				64
Conversion of legacy convertible notes				26
Sponsor earnout share liability				4,076,200
Issuance of common stock to Sponsor				400
Net liabilities assumed upon closing of business combination				14,638,215
Issuance of common stock to non-redeeming shareholders				13
Unpaid SAFE note issuance costs			31,302
Unpaid capital project costs	1,545,171	423,968		2,310,223
Unpaid land purchase costs				16,619
Commitment and other fees for synthetic ATM				500,000
Unpaid finance charge related to common stock issuance to lenders				567,031
Finance charge related to Equity Kicker				$ 6,200,000
Reclass of advances to capital project costs	236,235
Unpaid public offering issuance cost	652,312
Unpaid warrant inducement issuance costs	29,000
Pending stock issuance under licensing arrangement	343,000
Incremental fair value of warrant inducement	$ 2,108,480